[THRIVENT FINANCIAL FOR LUTHERANS LETTERHEAD]
625 Fourth Avenue South
Minneapolis, Minnesota 55415

May 5, 2004

Securities and Exchange Commission
Branch of Document Control
Room 1004
450 Fifth Street, N.W.
Washington, DC 20549

RE:  Thrivent Variable Life Account I - File Nos. 333-103454 and 811-08289 (the "Registrant"); Prospectus and
     the Statement of Additional Information dated May 1, 2004

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus and statement of additional information that would have been filed by the Registrant pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 1 to the Registrant's registration statement on Form N-6 would not have differed from that contained in said registration statement, which was filed electronically on April 19, 2004.

Please direct any comments or questions concerning this certificate to the undersigned at (612) 340-8214.

Sincerely,

THRIVENT VARIABLE LIFE ACCOUNT I
        (Registrant)

By  THRIVENT FINANCIAL FOR LUTHERANS
             (Depositor)

By:  /s/ Brett L. Agnew
     ------------------------------
     Brett L. Agnew
     Senior Counsel